ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
13.	ACCUMULATED OTHER COMPREHENSIVE LOSS

	March 31, 2021	March 31, 2020
Change in fair value on equity investments designated as FVTOCI	$22,328	$34,879
Share of other comprehensive loss (income) in associate	589	(1,735)
Currency translation adjustment	(10,367)	28,445
Balance, end of the year	$12,550	$61,589

The change in fair value on equity investments designated as FVTOCI, share of other comprehensive income in associate, and currency translation adjustment are net of tax of $nil for all periods presented.